OTHER COMMITMENTS AND CONTINGENCIES (Tables)	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
Schedule of Book Value of the Partnership's Vessels Secured Against Long Term Loans and Capital Leases	Assets pledged

(in thousands of $)	At September 30, 2016	At December 31, 2015
Book value of vessels secured against long-term loans and capital leases	1,642,721	1,847,403